Shareholders' Equity (Deficit) - Common stock (Details)				6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2021 vote $ / shares shares	Jan. 06, 2021 shares	Dec. 16, 2020 shares	Dec. 31, 2020 vote $ / shares shares	Sep. 30, 2021 USD ($) vote $ / shares shares	Dec. 31, 2020 USD ($) vote $ / shares shares	Jul. 22, 2020 shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)				45,000,000	45,000,000	45,000,000		39,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.000001	$ 0.000001	$ 0.000001		$ 0.000001
Common shares, shares issued (in shares)				10,245,074	10,265,613	10,245,074		10,245,074
Common stock, shares outstanding				10,245,074	10,265,613	10,245,074		10,245,074
Class A common stock subject to possible redemption, outstanding (in shares)				29,496,153	36,064,095	29,496,153		29,496,153
Aggregate Of Sponsor Shares Surrendered			2,875,000
Dividends declared | $					$ 0	$ 0
Common stock voting rights					one vote	one vote
Ivanhoe Capital Acquisition Corp [Member]
Class of Stock [Line Items]
Aggregate Of Sponsor Shares Surrendered	900,000
Temporary Equity, Shares Issued		1,150,000
Convertible Stock Conversion Ratio		20		20
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000			200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Number Of Votes Per Share | vote	1			1	1	1
Common shares, shares issued (in shares)	0			0	27,600,000	0
Common stock, shares outstanding	0			0	27,600,000	0
Class A common stock subject to possible redemption, outstanding (in shares)	27,600,000
Class A Common Stock Subject to Redemption | Ivanhoe Capital Acquisition Corp [Member]
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	27,600,000			0	27,600,000	0
Temporary Equity, Shares Issued	27,600,000			0	27,600,000	0
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000			20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Number Of Votes Per Share | vote					10
Common shares, shares issued (in shares)	6,900,000			6,900,000	6,900,000	6,900,000	8,625,000
Common stock, shares outstanding	6,900,000	6,900,000		6,900,000	6,900,000	6,900,000
Class A common stock subject to possible redemption, outstanding (in shares)		6,900,000
Aggregate Of Sponsor Shares Surrendered			2,875,000
Temporary Equity, Shares Issued		1,150,000
Number Of Shares Subject To Forfeiture		900,000		900,000		900,000
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member] | Over-Allotment Option
Class of Stock [Line Items]
Number Of Shares Subject To Forfeiture	900,000